Research and Development Costs, Advertising Costs and Shipping and Handling Costs	12 Months Ended
Mar. 31, 2011
Research and Development Costs, Advertising Costs and Shipping and Handling Costs [Abstract]
Research and development costs, advertising costs and shipping and handling costs

20.	Research and development costs, advertising costs and shipping and handling costs

(1)	Research and development costs:

Research and development costs charged to cost of sales for the fiscal years ended March 31, 2009, 2010 and 2011 were 497,297 million yen, 432,001 million yen and 426,814 million yen, respectively.

(2)	Advertising costs:

Advertising costs included in selling, general and administrative expenses for the fiscal years ended March 31, 2009, 2010 and 2011 were 436,412 million yen, 383,540 million yen and 396,425 million yen, respectively.

(3)	Shipping and handling costs:

Shipping and handling costs for finished goods included in selling, general and administrative expenses for the fiscal years ended March 31, 2009, 2010 and 2011 were 120,175 million yen, 83,622 million yen and 91,926 million yen, respectively, which included the internal transportation costs of finished goods.